Consolidated Balance Sheets - DKK (kr) kr in Millions	Jun. 30, 2021	Dec. 31, 2020
ASSETS
Intangible assets	kr 297	kr 338
Property, plant and equipment	535	453
Right-of-use assets	384	283
Receivables	33	20
Deferred tax assets	177	177
Other investments	753	1,081
Total non-current assets	2,179	2,352
Corporate tax receivable		249
Receivables	2,429	2,463
Marketable securities	8,398	8,819
Cash and cash equivalents	9,477	7,260
Total current assets	20,304	18,791
Total assets	22,483	21,143
SHAREHOLDERS' EQUITY AND LIABILITIES
Share capital	66	66
Share premium	11,940	11,894
Other reserves	82	54
Retained earnings	8,164	7,107
Shareholders' equity	20,252	19,121
Provisions	8	4
Lease liabilities	384	277
Deferred revenue	487	487
Other payables	1	1
Total non-current liabilities	880	769
Corporate tax payable	186
Lease liabilities	59	42
Deferred revenue	26	26
Other payables	1,080	1,185
Total current liabilities	1,351	1,253
Total liabilities	2,231	2,022
Total shareholders' equity and liabilities	kr 22,483	kr 21,143